Summary of Significant Accounting Policies (Policies) - John Keeler & Co., Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its variable interest entity for which the Company is the primary beneficiary. All intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its variable interest entity for which the Company is the primary beneficiary. All intercompany balances and transactions have been eliminated in consolidation.

Variable Interest Entity

Variable Interest Entity

Under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810, Consolidation, when a reporting entity is the primary beneficiary of an entity that is a variable interest entity (“VIE”), as defined in ASC 810, the VIE must be consolidated into the financial statements of the reporting entity. The determination of which owner is the primary beneficiary of a VIE requires management to make significant estimates and judgments about the rights, obligations, and economic interests of each interest holder in the VIE.

The Company evaluates its interests in VIE’s on an ongoing basis and consolidates any VIE in which it has a controlling financial interest and is deemed to be the primary beneficiary. A controlling financial interest has both of the following characteristics: (i) the power to direct the activities of the VIE that most significantly impact its economic performance; and (ii) the obligation to absorb losses of the VIE that could potentially be significant to it or the right to receive benefits from the VIE that could be significant to the VIE.

Effective April 1, 2014, the Company’s stockholder was transferred the controlling interest of Strike the Gold Foods, Ltd. (“Strike”), a related party entity which holds the Company’s inventory on consignment in United Kingdom (see Note 3). The Company evaluated its interest in Strike and determined that Strike is a VIE due to the Company’s implicit interest in Strike and the fact that Strike and the Company were under common control after the transfer of the controlling interest. Moreover, the Company determined that it is the primary beneficiary of Strike due to the fact that the Company had both the power to direct the activities that most significantly impact Strike and the obligation to absorb losses or the right to receive benefits from Strike. Therefore, the Company consolidated Strike in its financial statements.

Strike’s activities are reflected in the Company’s financial statements starting on April 1, 2014, the effective date of the controlling interest transfer. Strike’s equity is classified as non-controlling interest in the Company’s financial statements since the Company is not a shareholder of Strike. Strike was not a VIE of the Company and the Company was not the primary beneficiary of Strike prior to the controlling interest transfer.

The Company also evaluated its interest in three related party entities that are under common control with the Company, Bacolod Blue Star Export Corp. (“Bacolod”), Bicol Blue Star Export Co. (“Bicol”) and John Keeler Real Estate Holding (“JK Real Estate”), in light of ASC 810. The Company purchased inventory from Bacolod, an exporter of pasteurized crab meat out of the Philippines. The Company purchased inventory, via Bacolod, from Bicol. The Company leases its office and warehouse facility from JK Real Estate, a landlord that is a related party through common family beneficial ownership (see Note 7).

The Company determined that Bacolod and Bicol are not VIE’s as they do not meet the criteria to be considered a VIE per ASC 810. The Company does not directly or indirectly absorb any variability of Bacolod or Bicol. The relationship between the Company and Bacolod and Bicol is strictly a supplier/customer relationship (see Advances to Suppliers and Related Party accounting policy). Moreover, Bacolod and Bicol have other customers besides the Company. Even if the Company is no longer Bacolod or Bicol’s customer, they would be able to sustain their operations from selling their inventory to their other customers. As the Company concluded that Bacolod and Bicol are not VIE’s and the Company is not deemed their primary beneficiary, Bacolod or Bicol is not consolidated with the Company’s financial statements.

The Company determined that JK Real Estate is a VIE due the fact that the Company guarantees the mortgage on the facility rented from JK Real Estate. Therefore, JK Real Estate’s equity at risk is not deemed sufficient to permit JK Real Estate to finance its activities without subordinated financial support. Moreover, the activities of JK Real Estate are substantially conducted on behalf of the Company’s stockholder. The Company concluded that it not the primary beneficiary of JK Real Estate since the Company does not have the power to direct the activities that most significantly impact JK Real Estate. Therefore, JK Real Estate is not consolidated with the Company’s financial statements.

Cash, Restricted Cash and Cash Equivalents

Cash, Restricted Cash and Cash Equivalents

The Company maintains cash balances with financial institutions in excess of Federal Deposit Insurance Company (“FDIC”) insured limits. The Company has not experienced any losses on such accounts and believes it does not have a significant exposure.

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

The Company considers any cash balance in the lender designated cash collateral account as restricted cash. All cash proceeds must be deposited into cash collateral account, and will be cleared and applied to the line of credit. The Company has no access to this account, and the purpose of the funds is restricted to repayment of the line of credit. As of December 31, 2017 and 2016 restricted cash was approximately $29,500 and $194,000.

Accounts Receivable

Accounts Receivable

Accounts receivable consist of unsecured obligations due from customers under normal trade terms, usually net 30 days. The Company grants credit to its customers based on the Company’s evaluation of a particular customer’s credit worthiness.

Allowances for doubtful accounts are maintained for potential credit losses based on the age of the accounts receivable and the results of the Company’s periodic credit evaluations of its customers’ financial condition. Receivables are written off as uncollectible and deducted from the allowance for doubtful accounts after collection efforts have been deemed to be unsuccessful. Subsequent recoveries are netted against the provision for doubtful accounts expense. The Company generally does not charge interest on receivables.

Receivables are net of estimated allowances for doubtful accounts and sales return and allowances. They are stated at estimated net realizable value. As of December 31, 2017 and 2016, the Company recorded sales return and allowances of approximately $155,000 and $134,000, respectively. There was no allowance for bad debt recorded during the years ended December 31, 2017 and 2016.

Inventories

Inventories

Substantially all of the Company’s inventory consists of packaged crab meat located at the Company’s warehouse facility as well as public cold storage facilities and merchandise in transit from suppliers. The cost of inventory is primarily determined using the specific identification method. Inventory is valued at the lower of cost or market, using the first-in, first-out method.

Merchandise is purchased cost and freight shipping point and becomes the Company’s asset and liability upon leaving the suppliers’ warehouse. The Company had in-transit inventory of approximately $6,148,000 and $5,363,000 as of December 31, 2017 and December 31, 2016, respectively.

The Company periodically reviews the value of items in inventory and records an allowance to reduce the carrying value of inventory to the lower of cost or market based on its assessment of market conditions, inventory turnover and current stock levels. Inventory write-downs are charged to cost of goods sold. The Company recorded an inventory allowance of approximately $39,300 and $48,500 for the years ended December 31, 2017 and December 31, 2016, respectively.

Advances to Suppliers and Related Party

Advances to Suppliers and Related Party

In the normal course of business, the Company may advance payments to its suppliers, inclusive of Bacolod, a related party. These advances are in the form of prepayments for products that will ship within a short window of time. In the event that it becomes necessary for the Company to return products or adjust for quality issues, the Company is issued a credit by the vendor in the normal course of business and these credits are also reflected against future shipments.

As of September 30, 2018 and December 31, 2017, the balance due from the related party for future shipments was approximately $1,079,600 and $0, respectively. The 2018 balances represent approximately two months of purchases from the supplier.

Advances to Suppliers and Related Party

In the normal course of business, the Company may advance payments to its suppliers, inclusive of Bacolod, a related party. These advances are in the form of prepayments for products that will ship within a short window of time. In the event that it becomes necessary for the Company to return products or adjust for quality issues, the Company is issued a credit by the vendor in the normal course of business and these credits are also reflected against future shipments.

As of December 31, 2017 and 2016, the balance due from the related party for future shipments was approximately $0 and $982,000, respectively. The 2016 balances represent approximately two to three months of purchases from the supplier.

Fixed Assets

Fixed Assets

Fixed assets are stated at cost less accumulated depreciation and are being depreciated using the straight-line method over the estimated useful life of the asset as follows:

Furniture and fixtures	7 to 10 years
Computer equipment	5 years
Warehouse and refrigeration equipment	10 years
Leasehold improvements	7 years
Automobile	5 years
Trade show booth	7 years

Leasehold improvements are amortized using the straight-line method over the shorter of the expected life of the improvement or the remaining lease term.

The Company capitalizes expenditures for major improvements and additions and expenses those items which do not improve or extend the useful life of the fixed assets.

The Company reviews fixed assets for recoverability if events or changes in circumstances indicate the assets may be impaired. At December 31, 2017 and 2016, the Company believes the carrying values of its long-lived assets are recoverable and as such, the Company did not record any impairment.

Other Comprehensive (loss) Income

Other Comprehensive (loss) Income

The Company reports its comprehensive (loss) income in accordance with ASC 220, Comprehensive Income, which establishes standards for reporting and presenting comprehensive (loss) income and its components in a full set of financial statements. Other comprehensive (loss) income consists of net income (loss) and cumulative foreign currency translation adjustments.

Foreign Currency Translation

Foreign Currency Translation

The Company’s functional and reporting currency is the U.S. Dollars. The assets and liabilities held by the Company’s VIE have a functional currency other than the U.S. Dollar. They are translated into U.S. Dollars at exchange rates in effect at the end of each reporting period. The VIE’s revenue and expenses are translated into U.S. Dollars at the average rates that prevailed during the period. The resulting net translation gains and losses are reported as foreign currency translation adjustments in stockholders’ equity as a component of comprehensive (loss) income. The Company recorded foreign currency translation adjustment of approximately $56,000 and $(12,000) for the years ended December 31, 2017 and December 31, 2016, respectively.

Revenue Recognition

Revenue Recognition

ASU No. 2014-09, Revenue from Contracts with Customers (“Topic 606”), became effective for us on January 1, 2018. Our disclosure within the below sections to this footnote reflects our updated accounting policies that are affected by this new standard. We applied the “modified retrospective” transition method for open contracts for the implementation of Topic 606. As sales are and have been primarily through distributors, and we have no significant post delivery obligations, this did not result in a material recognition of revenue on our accompanying CFS for the cumulative impact of applying this new standard. We made no adjustments to our previously-reported total revenues, as those periods continue to be presented in accordance with our historical accounting practices under Topic 605, Revenue Recognition.

Required Elements of Our Revenue Recognition: Revenue from our product sales is recognized under Topic 606 in a manner that reasonably reflects the delivery of our goods to customers in return for expected consideration and includes the following elements:

●	we ensure we have an executed purchase order with our customers that we believe is legally enforceable;
●	we identify the “performance obligation in the respective purchase order;
●	we determine the “transaction price” for each performance obligation in the respective purchase order;
●	we allocate the transaction price to each performance obligation; and
●	we recognize revenue only when we satisfy each performance obligation.

These five elements, as applied to each of our revenue category, is summarized below:

●	Revenue - we sell our products to wholesalers, distributors and retailers (i.e., our customers). Our wholesalers/distributors in turn sell our products directly to restaurants or end users as well as retail stores. Revenue from our product sales is recognized as when the product is taken from our warehouse via arranged freight or customer pick-up, in return for agreed-upon consideration. Additionally, the Company offers sales discounts and promotions to its customers in various forms. These incentives are accounted for as a reduction of revenue when they are characterized as cash consideration. Otherwise, the incentives are expensed. Revenue is inclusive of shipping and handling fees and all related costs of shipping and handling related to sales to customers are categorized as cost of revenue.

●	Product Returns Allowances - We estimate expected product returns for our allowance based on our historical return rates. Returned product is evaluated for resale, and may be resold.

ASC 842 Leases. In February, 2016, the FASB issued ASC 842 Leases which is to be effective for reporting periods beginning after December 15, 2018. The Company has reviewed the pronouncement and believes it will not have a material impact on the Company’s financial position, operations or cash flows.

Revenue Recognition

The Company recognizes revenue when the products are shipped, the risks of ownership transfer to the customer and collectability is reasonably assured. Revenue is stated net of sales returns and allowances. Provision for sales return is estimated based on the Company’s historical return experience.

The Company offers sales discounts and promotions to its customers in various forms. These incentives are accounted for as a reduction of revenue when they are characterized as cash consideration, in accordance with ASC 605, Revenue Recognition. Otherwise, the incentives are expensed.

Revenue is inclusive of shipping and handling fees and all related costs of shipping and handling related to sales to customers are categorized as cost of revenue.

Advertising

Advertising

The Company expenses the costs of advertising as incurred. Advertising expenses which are included in Other Operating Expenses were approximately $108,000 and $82,500, for the years ended December 31, 2017 and 2016, respectively.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Customer Concentration

Customer Concentration

The Company had three customers which accounted for approximately 63% and 60%, of revenue during the years ended December 31, 2017 and 2016, respectively. Outstanding receivables from these customers accounted for approximately 66% and 63% of the total accounts receivable as of December 31, 2017 and 2016, respectively. The loss of any major customer could have a material adverse impact on the Company’s results of operations, cash flows and financial position.

Supplier Concentration

Supplier Concentration

The Company had three suppliers which accounted for approximately 75% of the Company’s total purchases during the year ended December 31, 2017. These three suppliers are located in three countries, Indonesia, Philippines, China, which accounted for approximately 93% of the Company’s total purchases during the year ended December 31, 2017.

The Company had four suppliers which accounted for approximately 70% of the Company’s total purchases during the year ended December 31, 2016. These four suppliers are located in four countries, Indonesia, Philippines, China and USA, which accounted for approximately 82% of the Company’s total purchases during the year ended December 31, 2016.

These suppliers included Bacolod, a related party, which accounted for approximately 53% and 22% of the Company’s total purchases, during the years ended December 31, 2017 and 2016, respectively.

The loss of any major supplier could have a material adverse impact on the Company’s results of operations, cash flows and financial position.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Our financial instruments include cash, accounts receivable, accounts payable, accrued expenses, and debt obligations. We believe the carrying values of our financial instruments approximate their fair values because they are short term in nature or payable on demand.

Reclassifications		Reclassifications Certain amounts in prior year have been reclassified to conform to the current year presentation.
Income Taxes

Income Taxes

The Company, with the consent of its stockholder, has elected to be taxed under the S Corporation provisions of the Internal Revenue Code. Under these provisions, taxable income or loss of the Company is reflected on the stockholder’s individual income tax return.

For the nine months ended September 30, 2018 and 2017, a pro forma income tax provision has been disclosed as if the Company was a C corporation and thus was subject to U.S. federal and state income taxes. The Company computed pro forma tax expense using an effective rate of 23.242% and 39.22% as of September 30, 2018 and 2017, respectively. The pro-forma provision for income taxes excludes information related to the Company’s VIE.

Income Taxes

The Company, with the consent of its stockholder, has elected to be taxed under the S Corporation provisions of the Internal Revenue Code. Under these provisions, taxable income or loss of the Company is reflected on the stockholder’s individual income tax return.

The Company assesses its tax positions in accordance with ASC 740, Income Taxes, which provides guidance for financial statement recognition and measurement of uncertain tax positions taken or expected to be taken in a tax return for open tax years (generally a period of three years from the later of each return’s due date or the date filed), that remain subject to examination by the Company’s major tax jurisdictions. The Company’s tax returns for 2014 through 2017 remain subject to examination by the Internal Revenue Service.

Tax positions are evaluated in a two-step process. The Company first determines whether it is more likely than not that a tax position will be sustained upon examination. If a tax position meets the more-likely-than-not recognition threshold, it is then measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. Interest and penalties related to uncertain tax positions, if any, are classified as a component of income tax expense. The Company believes that it does not have any significant uncertain tax positions requiring recognition or measurement in the accompanying financial statements.

For the years ended December 31, 2016 and 2017, a pro forma income tax provision has been disclosed as if the Company was a C corporation and thus was subject to U.S. federal and state income taxes. The Company computed pro forma tax expense using an effective rate of 34.92% and 68.09% as of December 31, 2016 and 2017, respectively. The pro-forma provision for income taxes excludes information related to the Company’s VIE.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

ASU No. 2014-09, Revenue from Contracts with Customers (“Topic 606”), became effective for us on January 1, 2018. Our disclosure within the below sections to this footnote reflects our updated accounting policies that are affected by this new standard. We applied the “modified retrospective” transition method for open contracts for the implementation of Topic 606. As sales are and have been primarily through distributors, and we have no significant post delivery obligations, this did not result in a material recognition of revenue on our accompanying CFS for the cumulative impact of applying this new standard. We made no adjustments to our previously-reported total revenues, as those periods continue to be presented in accordance with our historical accounting practices under Topic 605, Revenue Recognition.

Required Elements of Our Revenue Recognition: Revenue from our product sales is recognized under Topic 606 in a manner that reasonably reflects the delivery of our goods to customers in return for expected consideration and includes the following elements:

●	we ensure we have an executed purchase order with our customers that we believe is legally enforceable;
●	we identify the “performance obligation in the respective purchase order;
●	we determine the “transaction price” for each performance obligation in the respective purchase order;
●	we allocate the transaction price to each performance obligation; and
●	we recognize revenue only when we satisfy each performance obligation.

These five elements, as applied to each of our revenue category, is summarized below:

●	Revenue - we sell our products to wholesalers, distributors and retailers (i.e., our customers). Our wholesalers/distributors in turn sell our products directly to restaurants or end users as well as retail stores. Revenue from our product sales is recognized as when the product is taken from our warehouse via arranged freight or customer pick-up, in return for agreed-upon consideration. Additionally, the Company offers sales discounts and promotions to its customers in various forms. These incentives are accounted for as a reduction of revenue when they are characterized as cash consideration. Otherwise, the incentives are expensed. Revenue is inclusive of shipping and handling fees and all related costs of shipping and handling related to sales to customers are categorized as cost of revenue.

●	Product Returns Allowances - We estimate expected product returns for our allowance based on our historical return rates. Returned product is evaluated for resale, and may be resold.

ASC 842 Leases. In February, 2016, the FASB issued ASC 842 Leases which is to be effective for reporting periods beginning after December 15, 2018. The Company has reviewed the pronouncement and believes it will not have a material impact on the Company’s financial position, operations or cash flows.